Composition Of Group Explanatory	12 Months Ended
Dec. 31, 2021
Composition Of Group Explanatory

NOTE 5: GROUP STRUCTURE

5.1       Sale of controlling interest in Edenor

On December 28, 2020, the Company entered into with Empresa de Energía del Cono Sur S.A. and Integra Capital S.A., Daniel Eduardo Vila, Mauricio Filiberti and José Luis Manzano (the “Purchaser”) a share purchase agreement whereby it agreed to sell its controlling interest in Edenor through the transfer of all Class A shares representing 51% of the capital stock and voting rights of said company (the “Transaction”). On February 17, 2021, Pampa’s shareholders meeting was held and the Transaction was approved.

The sale of the stake in Edenor was part of the Company’s strategic plan aiming to focus investments on its core businesses: continuing expanding the installed capacity for the generation of electricity and the development of unconventional natural gas reserves, specifically, the investments necessary to reach the committed production under the GasAr Plan (see Note 2.2.2.1.2) and the closing to Combined Cycle at CTB (see Note 5.2.3).

The agreed sales price consisted of: (i) 21,876,856 Class B shares of Edenor representing 2.41% of the capital stock and voting rights of Edenor (the “Price in Kind”); (ii) US$ 95 million (the “Price in Cash”); and (iii) a contingent payment of 50% of the earnings resulting from a change in control of the Purchaser or Edenor (the “Contingent Payment”), in case this situation takes place within the first year after the Closing of the Transaction (“the Closing”), or the term during which the Price Balance (as defined in the following paragraph) is pending settlement, whichever is later.

On June 24, 2021, through Resolution No. 207/21, the ENRE approved the Transaction, whereas on June 30, 2021, after meeting the precedent conditions, the Transaction Closing took place, with the transfer of shares and the change of the controlling shareholder.

The Price in Kind was paid upon the execution of the share purchase agreement and the Price in Cash to be paid in 3 installments: (i) the first installment, in the amount of US$ 5 million, upon the execution of the share purchase agreement; (ii) the second installment, in the amount of US$ 50 million, was paid on the Closing date; and (iii) the third installment, in the amount of US$ 40 million, one year after the Closing date, except in cases of offsetting or prepayment (the “Price Balance”). The Price Balance will accrue interest at a 10% annual nominal fixed rate as from the Closing date, payable on a quarterly basis.

Within the previously described framework and pursuant to IFRS 5, and considering that the Transaction involved loss of control over the subsidiary, all Edenor’s assets and liabilities had been classified as held for sale as of December 31, 2020 and had been measured at the lower between its fair value, net of costs associated with the sale, if applicable, and its book value, which involved the recognition of an impairment loss for US$ 589 million, included together with the results corresponding the Distribution of energy segment under “Discontinued operations” of the Consolidated Statement of Comprehensive Income for the years ended December 31, 2021, 2020 and 2019.

The transaction did not include the transfer of Class B shares; therefore, the Company keeps a 4.1% stake in Edenor’s capital stock and voting rights, classified in Financial assets at fair value through profit and loss in the Consolidated Statement of Financial Position.

As of December 31, 2021, 2020 and 2019

	12.31.2021	12.31.2020	12.31.2019
Revenue	493	1,085	1,502
Cost of sales	(398)	(926)	(1,225)
Gross profit	95	159	277

Selling expenses	(36)	(79)	(99)
Administrative expenses	(26)	(64)	(65)
Other operating income	21	29	19
Other operating expenses	(18)	(25)	(43)
Impairment reversal (Impairment) of property, plant and equipment	16	(589)	-
Impairment of financial assets	(11)	(50)	(23)
Agreement on the regularization of obligations	-	-	285
Operating (loss) income	41	(619)	351

Gain on monetary position, net	120	115	187
Finance income	-	1	11
Finance costs	(106)	(110)	(112)
Other financial results	8	(20)	(62)
Financial results, net	22	(14)	24
Profit (Loss) before income tax	63	(633)	375

Income tax	(138)	41	(178)
(Loss) profit of the year from discontinued operations	(75)	(592)	197

Other comprehensive income (loss)
Items that will not be reclassified to profit or loss
Results related to defined benefit plans	-	1	-
Exchange differences on translation	34	(15)	(15)
Items that may be reclassified to profit or loss
Exchange differences on translation(1)	30	(19)	(13)
Other comprehensive income (loss) of the year from discontinued operations	64	(33)	(28)

Total comprehensive (loss) income of the year from discontinued operations	(11)	(625)	169

Total (loss) profit of the year from discontinued operations attributable to:
Owners of the company	(39)	(499)	98
Non - controlling interest	(36)	(93)	99
	(75)	(592)	197

Total comprehensive (loss) income of the year from discontinued operations attributable to:
Owners of the company	(9)	(517)	84
Non - controlling interest	(2)	(108)	85
	(11)	(625)	169

(1)	As of December 31, 2021, corresponds to the reclassification adjustment for exchange differences losses included in profit or loss on Edenor disposal. No exchange differences losses on translation were reconized during 2021.

As of December 31, 2020, the assets and liabilities that comprise the assets held for sale and associated liabilities are:

12.31.2020
ASSETS
NON-CURRENT ASSETS
Property, plant and equipment	1,185
Right-of-use assets	3
Financial assets at amortized cost	3
Trade and other receivables	1
Total non-current assets	1,192

Inventories	22
Financial assets at amortized cost	1
Financial assets at fair value through profit and loss	26
Trade and other receivables	176
Cash and cash equivalents	52
Total current assets	277
Assets classified as held for sale	1,469

LIABILITIES
NON-CURRENT LIABILITIES
Provisions	29
Deferred revenue	17
Deferred tax liabilities	282
Defined benefit plans	9
Salaries and social security payable	4
Borrowings	98
Trade and other payables	81
Total non-current liabilities	520

CURRENT LIABILITIES
Provisions	4
Taxes payables	21
Defined benefit plans	1
Salaries and social security payable	44
Borrowings	2
Trade and other payables	429
Total current liabilities	501
Liabilities associated to assets classified as held for sale	1,021

The consolidated statement of cash flows related to discontinued operations is presented below:

	12.31.2021	12.31.2020	12.31.2019

Net cash generated by operating activities	116	211	170
Net cash used in investing activities	(166)	(86)	(86)
Net cash used in financing activities	(7)	(73)	(85)

(Decrease) Increase in cash and cash equivalents	(57)	52	(1)

Cash and cash equivalents at the begining of the year	52	9	1
Effect of devaluation and inflation on cash and cash equivalents	5	(9)	9
(Decrease) Increase in cash and cash equivalents	(57)	52	(1)
Cash and cash equivalents at the end of the year	-	52	9

5.2       Interest in subsidiaries, associates and joint ventures

5.2.1 Subsidiaries information

Unless otherwise indicated, the capital stock of the subsidiaries consists of common shares, each granting the right to one vote. The country of the registered office is also the principal place where the subsidiary develops its activities.

			12.31.2021	12.31.2020
Company	Country	Main activity	Direct and indirect participation %	Direct and indirect participation %
Generación Argentina S.A.U	Argentina	Generation	100.00%	100.00%
Edenor (1)	Argentina	Distribution of energy	-	57.12%
Enecor S.A.	Argentina	Transportation of electricity	70.00%	70.00%
HIDISA	Argentina	Generation	61.00%	61.00%
HINISA	Argentina	Generation	52.04%	52.04%
PACOSA	Argentina	Trader & investment	100.00%	100.00%
PEB	Bolivia	Investment	100.00%	100.00%
EcuadorTLC	Ecuador	Oil	100.00%	100.00%
Energía Operaciones ENOPSA S.A.	Ecuador	Oil	100.00%	100.00%
Trenerec S.A.(2)	Ecuador	Investment	-	100.00%
Pampa Ecuador Inc. (3)	Ecuador	Investment	100.00%	-
PE Energía Ecuador LTD	Gran Cayman	Investment	100.00%	100.00%
EISA	Uruguay	Investment	100.00%	100.00%
PISA	Uruguay	Investment	100.00%	100.00%
TGU	Uruguay	Gas transportation	51.00%	51.00%
Corod	Venezuela	Oil	100.00%	100.00%
Petrolera San Carlos S.A.	Venezuela	Oil	100.00%	100.00%

(1)	Corresponds to effective ownership interest in Edenor after consider treasury shares As of December 31, 2020, this stake in Edenor is disclosed under assets classified as held for sale (See Note 5.1).
(2)	Liquidated.
(3)	See Note 5.2.4.

5.2.2	Information about Investments in associates and joint ventures

The following table presents the main activity and financial information used for valuation and percentages of participation in associates and joint ventures:

		Information about the issuer
	Main activity	Date	Share capital	Profit (loss) of the period / year	Equity	Direct and indirect participation %
Associates
Refinor	Refinery	09.30.2021	1	(5)	62	28.50%
OCP	Investment	12.31.2021	100	(2)	126	30.06%
TGS (1)	Transport of gas	12.31.2021	7	204	1,174	3.677%

Joint ventures
CIESA (1)	Investment	12.31.2021	6	104	599	50.00%
Citelec (2)	Investment	12.31.2021	5	(7)	204	50.00%
CTB	Generation	12.31.2021	83	98	454	50.00%
Greenwind	Generation	12.31.2021	-	(3)	(10)	50.00%

(1)	The Company holds a direct and indirect interest of 3.677% in TGS and 50% in CIESA, a company that holds a 51% interest in the share capital of TGS. Therefore, additionally the Company has an indirect participation of 25.50% in TGS.

As of December 31, 2021, the quotation of TGS's ordinary shares and ADR published on the BCBA and the NYSE was $ 181.1 and US$ 4.44, respectively, granting to Pampa (direct and indirect) ownership an approximate stake market value of US$ 206 million.

(2)	Through a 50% interest, the company jointly controls Citelec, a company that controlled Transener with 52.65% of the shares and votes. As a result, the Company has an indirect participation of 26.33% in Transener.

The details of the balances of investments in associates and joint ventures are as follows:

	12.31.2021	12.31.2020
Disclosed in non-current assets
Associates
Refinor	22	19
OCP	24	2
TGS	52	25
Total associates	98	46
Joint ventures
CIESA	347	240
Citelec	102	85
CTB	227	178
Total joint ventures	676	503
Total associates and joint ventures	774	549
Disclosed in non-current liabilities
Joint ventures
Greenwind (1)	(4)	(2)
Total joint ventures	(4)	(2)

(1)	The company receives financial assistance from partners.

The following tables show the breakdown of the share of profit from associates and joint ventures:

	12.31.2021	12.31.2020	12.31.2019
Associates
Refinor	(2)	(2)	(3)
OCP	18	(5)	21
TGS	7	1	1
Total associates	23	(6)	19

Joint ventures
CIESA	50	11	50
CTB	49	64	13
Citelec	(3)	13	19
Greenwind	(2)	3	-
Total joint ventures	94	91	82
Total associates and joint ventures	117	85	101

The evolution of investments in associates and joint ventures is as follows:

	12.31.2021	12.31.2020	12.31.2019
At the beginning of the year	547	507	403
Compensation	-	(5)	(16)
Dividends	-	(34)	(75)
Increases	17	3	108
Share of profit	117	85	101
Exchange differences	89	(9)	(14)
At the end of the year	770	547	507

5.2.3 Investment in CTB

On June 26,2019. the acquisition by CTB, a company co-controlled by YPF and Pampa, of CTEB's goodwill was perfected, which is located at the petrochemical complex of the town of Ensenada, Province of Buenos Aires, consists of two open-cycle gas turbines, and has a 567 MW installed capacity.

CTB will have to obtain the commissioning of the closing of the combined cycle within a term of 30 months as from August 22, 2019, thus increasing the installed power capacity to 847 MW.

Both the open and the closed cycle have effective power purchase agreements with CAMMESA under Resolution SE No. 220/07: the first one, entered into on March 26, 2009 and terminating on April 27, 2022, and the second one dated March 26, 2013 for a term of 10 years as from the commercial operation of the combined cycle.

CTEB will be managed and operated by Pampa and YPF on a rotational basis over 4-year periods. Pampa is responsible for managing CTEB’s operations until 2023. And YPF, through its subsidiary YPF Energía Eléctrica S.A., will supervise the necessary works for the closing of the combined cycle.

5.2.3.1 Financial Trust Agreement

As a result of the award of CTEB’s goodwill, certain amendments were made to the Enarsa-Barragán Financial Trust Agreement entered into between BICE Fideicomisos S.A. (Nación Fideicomisos S.A.’ continuing company), acting as Trustee, and CTB, in its capacity as Trustor substituting IEASA (former ENARSA) (the “Trust Agreement” or the “Trust”).

Under the Trust, on April 25, 2011 publicly traded Series B VRDs for a face value of 582,920,167 were issued. The Trust’s underlying flow is made up of the collection rights resulting from the Power Supply Agreements originally entered into between ENARSA (currently IEASA) and CAMMESA.

On June 26, 2019, CTB acquired 109,628,836 the outstanding Series B VRDs, which were canceled on August 22, 2019, according to CNV authorization dated October 24, 2019. Consequently, on October 31, 2019, the Trust Agreement was modified in order to include the new payment schedule effective as from such cancellation.

On October 16, 2020, made a partial early redemption of 275.053.045 VRDs for a total amount of US$ 130 million, applied to the payment of the amortization installments and deferred interest, also paying the interest accrued as of the redemption date plus accessory expenses. As a result of the redemption, CTB and the holders of 100% of the outstanding VRDs agreed on a modification to the VRDs payment schedule. The VRDs, were canceled on December 4, 2020. On April 13, 2021, an amendment to the Trust Agreement was executed to include the new payment schedule effective from the partial early redemption.

On December 17, 2021, CTB performed the total early redemption of 198.238.286 VRDs for a total amount of US$ 94 million. As of the issuance of these Consolidated Financial Statements, the VRDs are in the process of cancellation, and the Trust is in the process of liquidation.

5.2.3.2 Syndicated loan

On June 25, 2019, in order to partially finance the obligations undertaken as a result of the award and execution of the works for the closing of the combined cycle at CTEB, Citibank, N.A., Banco de Galicia y Buenos Aires S.A.U., Banco Santander Río S.A., HSBC Bank Argentina S.A. and Industrial and Commercial Bank of China (Argentina) S.A., in their capacity as lenders (the “Lenders”), granted a syndicated loan to CTB in the amount of US$ 170 million maturing on June 26, 2022, with US$ 136 million accruing a fixed 10.25% interest rate and US$ 34 million accruing a variable LIBOR rate+6.25.

On June 25, 2019, a CTB’s share pledge agreement in favor of the Lenders was executed. Additionally, on August 22, 2019, YPF and PACOGEN entered into an amendment to the pledge agreement to include VRD holders as beneficiaries. As a result of the total redemption of the VRDs, the only beneficiaries under the pledge on CTB’s shares are currently the Lenders.

CTB endorsed the insurance policy, which covers CTEB’s open cycle’s operating risk, so that secured creditors should be the recipients of any payment, compensation and/or damages under such policy.

Additionally, CTB and Citibank, N.A.’s Branch (incorporated in the Republic of Argentina), in its capacity as trustee and sole beneficiary of the lenders, executed a trust assignment security agreement, which includes the assignment of the collection rights assigned to the Trustor for up to 42% of the amount to be settled, which CTB is entitled to collect pursuant to the power purchase agreements, net of added-value tax. Due to the total redemption of the VRDs, collection rights assigned to the Lenders represent 100% of the amount to be settled under such supply agreements.

Finally, in order to coordinate the execution of the rights shared by the VRD holders and the Lenders under the Share Pledge Agreement and the endorsement of the policy, on August 22, 2019 BICE Fideicomisos S.A., in its capacity as Trustee under the Enarsa-Barragán Trust, executed with the Lenders an inter-creditor agreement that includes certain commitments regarding the exercise of its rights associated with the distribution of funds collected as a result of the possible execution of the guarantees shared by the VRD holders and the Lenders, and their interests in the payments to be made under such guarantees On December 20, 2021, the inter-creditor agreement was terminated due to the total redemption of the VRDs.

In order to implement the above-mentioned redemption, CTB and the Lenders entered into certain amendments to the terms of the Syndicated Loan Agreement so that the Lenders may allow for the application of CTB’s funds to the early partial redemption of the VRDs without observing the pari passu principle stipulated in such agreement and in the Inter-Creditor Agreement. Additionally, Pampa provided a contingent guarantee in favor of the Lenders under the Syndicated Loan Agreement in consideration of the granting of the above-mentioned modifications.

As of December 31, 2021, CTB has repaid at maturity the amount of US$ 95.6 million of the syndicated loan. After the closing of the fiscal year, CTB repaid US$ 6 million at maturity.

5.2.3.3 Granted guarantees

As regards the conclusion of the Enarsa-Barragán project and as stipulated in the contract, additionally to what has been described above the following guarantees have been granted:

(i)	Financial Trust: YPF and Pampa jointly guarantee, at 50% each, the timely and proper performance of all payment obligations under the ENARSA-Barragán Financial Trust Agreement in case the closing to combined cycle’s commissioning is not achieved within 30 months as from the effective date of the seventh amendment to the agreement (plus, if applicable, the 3-month extension that may be granted by VRD holders). It is worth highlighting that, due to the total redemption of the VRDs, the securities granted to the VRD holders have terminated, having no force or effect.
(ii)	Syndicated loan: YPF and Pampa jointly guarantee, at 50% each, the timely and proper performance of all payment obligations under the Syndicated Loan Agreement in case the combined cycle’s commissioning is not achieved within the term stipulated therein, extendable for a term of 3 months.

5.2.3.4 Issuance of Corporate Bonds

On July 23, 2020, CTB’s Extraordinary General Shareholders’ Meeting resolved to approve the creation of a global program of simple corporate bonds non-convertible into shares for up to US$ 200 million or its equivalent in other currencies or units of value, and the issuance of corporate bonds under such program up to its maximum amount, at any time, to be issued in one or more classes and/or series, which authorization was granted by the CNV on September 24, 2020.

On June 4, 2021, CTB issued: (i) Class 1 Corporate Bonds for a total amount of US$ 27.3 million, accruing interest at an annual fixed rate of 4% and maturing on June 4, 2023; and (ii) Class 2 Corporate Bonds for a total amount of 37,504,954 units of purchasing power (“UVAs”), adjustable by the Reference Stabilization Coefficient (CER), equivalent to $ 2,928 million, accruing interest at a fixed 4% rate and maturing on June 4, 2024.

Later, on August 18, 2021, CTB reopened (i) Class 1 Corporate Bonds for a total amount of US$ 15.6 million at an issue price of 101.7050%; and (ii) Class 2 Corporate Bonds for a total amount of 27.9 million UVAs at an initial value of $ 84.76 per UVA at an issue price of 100.82%.

Finally, on November 26, 2021, CTB issued Class 4 Corporate Bonds for a total amount of US$ 96 million, accruing interest at an annual 0% fixed rate and maturing on November 26, 2024.

Class 1, Class 2 and Class 4 Corporate Bonds are secured by a personal guarantee subject to a condition precedent and subsequently granted by YPF and Pampa.

As of the date of issuance of these Consolidated Financial Statements, CTB is in compliance with all the covenants under its debt agreements.

5.2.3.5 Closing to combined cycle project

CTB’s closing to combined cycle commitment to increase its installed capacity from 567 MW to 847 MW has been affected from its beginning by the evolution of the measures associated with the COVID-19 pandemic. The stiffening of social lockdown measures from July 1, 2020 excluded private infrastructure works from the exempted activities. Later on, pursuant to Resolutions No. 1197-MJGM-2020 and No. 1690-MJGM-2020 issued by the Buenos Aires Chief of the Cabinet of Ministers’ Office, as amended, CTB resumed the execution of construction works following their critical path from July 20, 2020.

Within this framework, on July 28, 2020, the Company and the Joint Venture made up of SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A. and Techint Compañía Técnica Internacional S.A.C.E.I. entered into an addendum to the construction agreement within the framework of the restrictions imposed as a result of the COVID-19 pandemic, reaching an agreement on the impact on costs and works’ execution terms, and launching a new stage for the execution of the closing to combined cycle.

Although CTB is moving forward with the execution of the works, with a total investment anticipated at US$ 214 million, and estimates that the commercial commissioning of the steam turbine will take place in the third quarter of 2022, the evolution of the Argentine Government’s measures to contain the spread of COVID-19 in 2020 and 2021 has affected the works execution progress, delaying the term initially planned for commissioning and generating several instances of review in the schedule and the scope of the tasks necessary to complete the works, with the resulting increase in associated costs. Moreover, exchange and customs restrictions have impacted costs and terms for the supply of foreign equipment. The term and cost of the works may be affected again in the future as a result of the measures that may be imposed regarding the evolution of the country’s health situation.

5.2.3.6 Impairment of non-financial assets

In the second quarter of 2021, the remuneration scheme for the energy sold in the spot market was modified by SE Resolution No. 440/21 published on May 19, 2021 (see Note 2.1), which impacted on the future income to be collected by CTB after the termination, in the year 2022, of the supply agreement with CAMMESA remunerating the units that are part of the open cycle. Additionally, the progress of works for CTB’s closing to combined cycle was affected, in 2020 and 2021, by the measures implemented to contain the spread of COVID-19, delaying the scheduled term for commissioning and increasing the costs associated with the completion of the project.

In view of these indications, CTB determined the estimation of the recoverable amount as of December 31, 2020 and 2021.

The methodology used in the estimation of the recoverable amount consisted of calculating the present value of future net cash flows expected to be generated by the CGU, discounted with a rate reflecting the weighted average costs of the capital employed.

The projections used by CTB in the calculation of the recoverable amount as of December 31, 2021 take into consideration 2 scenarios that weigh: i) the entry into effect of the new supply agreement with CAMMESA for the combined cycle; ii) the price restructuring for the spot energy, which is adjusted for inflation on an annual basis; iii) the regularization of the financing term granted to CAMMESA in 2022/2023; and iv) a 10.39% WACC rate after taxes.

As of December 31, 2020, and 2021, CTB has not recorded any impairment losses as a result of the performed recoverability assessment

5.2.4 Investment in OCP

The Company, through PEB, has an equity interest in OCP, an oil pipeline in Ecuador that has a transportation capacity of 450,000 barrels/day.

On December 5, 2018, the Company, through its subsidiary PEB, executed an agreement with Agip Oleoducto de Crudos Pesados BV (“AGIP”) for the purchase of shares representing 4.49% OCP’s capital stock and of the financial credit that AGIP held with respect to the subordinated debt issued by OCP, in consideration of a base price equivalent to US$ 1 (one U.S. dollar).

On June 20, 2019, after meeting all precedent conditions the transaction was subject to, including the authorization by the Ecuadorian Government, the transaction was closed and registered with the Shareholders’ Registry Book.

Subsequently, on August 12, 2021, the Company, through its subsidiary PEB, executed an agreement with Occidental International Exploration and Production Company for the acquisition of all the shares of Occidental del Ecuador Inc. (currently Pampa Ecuador Inc.) for US$ 5 million. Pampa Ecuador Inc. holds a 14.15 % equity interest in OCP Ltd.

The closing of the transaction involved the recognition of profits for US$ 25 million and US$ 17 million, respectively, under IAS 28. The following table details the consideration, the fair value of the acquired assets, and the profit recorded by the Company as of June 20. 2019 and August 12, 2021:

	06.20.2019	08.12.2021
	in million US$
Acquisition cost (1)	(0.4)	(5.0)
Contingent consideration (2)	(0.1)	-
Total consideration	(0.5)	(5.0)
Share value of the interest in the fair value of associates’s identifiable assets and liabilities (3)	9.0	12.7
Financial credit with OCP	14.2	-
Dividends to be received	2.5	9.5
Assets fair value	25.7	22.2
Profit (4)	25.2	17.2

(1)	Including expenses paid by PEB to the Ecuadorian Government (Ministry of the Environment) of US$ 0.1 million for the granting of the authorization to transfer the shares held by AGIP and other advisory expenses related to the transaction in 2020.
(2)	Contingent consideration for reimbursement to AGIP, calculated by estimating the probability of collecting the financial receivable with OCP Ltd. before its maturity in 2021.
(3)	Calculated based on the present value of expected dividend flows.
(4)	Disclosed under “Share of profit from associates and joint ventures”.

Finally, as of June 20, 2019 and August 12, 2021, PEB recorded an impairment loss of US$ 6.7 million and an impairment reversal of US$ 1.6 million, respectively, on the interest in OCP, prior to the aforementioned acquisitions, in relation to the estimation of the present value of the future cash flows that were expected to be obtained through the collection of dividends considering the concession term and a discount rate of 15.30% and 15.09%, respectively.

5.2.4.1 Recoverable value of the investment

On April 8, 2020, a Force Majeure event occurred, consisting of the sinking and landslide as a result of an erosion process in the Río Quijos course in the San Rafael sector, on the border of the provinces of Sucumbíos and Napo, Ecuador, which caused the rupture of the “Oleoducto de Crudos Pesados” pipeline, at KP 93 + 469. This event also affected the “SOTE” Trans-Ecuadorian Pipeline System and the Shushufindi-Quito Pipeline. On May 7, 2020, OCP S.A. restarted operations and resumed the provision of the crude oil transportation service after completing the construction of a variant that allowed the restoration of the crude oil pipeline system.

Additionally, on June 4, 2020, a contract for the implementation of the specific mutual support agreement was entered into between Petroecuador and OCP, which stipulated that the costs incurred in mitigating and remediating the social and environmental effects resulting from the Force Majeure event would be reimbursed by the other party proportionately to the spilled hydrocarbon volumes. To such effect, the Agency for the Regulation and Control of Energy and Non-Renewable Natural Resources established a 43% percentage for OCP.

On December 3, 2021, OCP declared the “Operational Urgency” due to an accelerated side erosion in the Rio Quijos, Piedra Fina sector, the boundary between the Napo and Sucumbíos provinces, Ecuador, which caused cracks in the Quito - Lago Agrio road and the subsequent destruction of a section. The applicable competent authorities were immediately notified that a temporary variant would be constructed to ensure the pipeline’s operational continuity and avoid an environmental incident. On December 8, 2021, OCP suspended crude oil pumping and ordered the complete draining of the pipeline at KP95+736. On December 11, 2021, OCP notified the Ministry of Energy and Non-Renewable Natural Resources of the occurrence of the Force Majeure event, and operations were restarted on December 31, 2021.

On January 28, 2022, a new Force Majeure event occurred due to a landslide causing the rupture of the “Oleoducto de Crudos Pesados” pipeline at KP96+526. OCP started the repairs and the cleanup and remediation works in the affected pipeline. The crude oil transportation service was restarted on February 7, 2022.

PEB has performed recoverable amount tests for its investment in OCP as of December 31, 2020 and 2021, considering the present value of the future cash flows it expects to obtain through the collection of dividends during the concession term, the term extension due to the suspension of contractual obligations resulting from the detailed Force Majeure events and a discount rate of 15.01% and 17.12% for 2020 and 2021, respectively.

As of December 31, 2020, PEB recognized an impairment reversal of US$ 0.1 million, while no impairment loss was recorded as a result of the recoverability assessment performed as of December 31, 2021.

5.2.4.2 Contingent liabilities in OCP

Due to the Force Majeure event resulting from the described pipeline rupture at KP93 in 2020, several organizations and natural persons filed a constitutional protection complaint against OCP, as well as the Ministry of Energy, the Ministry of the Environment and Water, Petroecuador and the Ministry of Health, alleging the infringement of several constitutional rights. The safeguard action has been disallowed in the first and second instance by Orellana’s Provincial Court of Justice. As of the date of issuance of these Consolidated Financial Statements, the plaintiffs have filed a constitutional protection proceeding, which has been admitted to be heard by the Constitutional Court.

The Company's Management together with its legal advisors have classified an unfavorable ruling as remote, therefore, no provision has been recognized on this matter.

5.2.5	Investment in CITELEC

5.2.5.1 Service outage in the Argentine Electricity Grid (“SADI”)

On June 16, 2019 at 7:07 a.m., the SADI experienced a total outage. The outage was a result of the concurrence of multiple shortcomings within the SADI, some of them unrelated to the Transmission System operated and maintained by Transener.

As regards the Transmission System under the responsibility of Transener, the fault was due to a specific technical issue, and not to the lack of investment and maintenance. As a result of the change in the Littoral Corridor configuration due to the bypass between the 500 kV Colonia Elía – Campana and Colonia Elía –Manuel Belgrano lines, the Auto-Disconnect Generation (“DAG”) mechanism was not properly adapted and did not recognize signals sent out by the protection system. This bypass was made on account of the relocation of Tower 412 to support the highest possible power transmission capacity in the Litoral corridor.

Due to the great volume of electricity dispatched from this corridor and the DAG failure, there was an imbalance between supply and demand which could not be redressed by the system’s other restraint barriers external to the electric power transmission service, resulting in a total outage.

The 500 kV Transmission System was available immediately after the disruption, and 100% of the transmission lines were available to come into operation and allow for the restoration of the system. Service restoration was overall fast (within just 8.5 hours, 75% of the country’s demand had been restored).

The occurrence of this event had an impact in 2020 on the amount of both penalties, which were increased, and awards, which were reduced, on account of the Additional Service Quality and Penalties Regime established by Resolutions No. 552/16 and No. 580/16.

As a result of this event, on May 14, 2021, the ENRE, pursuant to Resolution No. 121/21, imposed a penalty on Transener for the previously described event, which does not significantly differ from the provision held by Transener under liabilities.

Moreover, the ENRE filed new charges against Transener on account of its liability for alleged breaches in this event. Transener rejected the charges alleging the illegality and irrationality of the filing of a new summary proceeding after the termination of the proceeding that imposed the applicable penalties. If this proceeding is resolved unfavorably for Transener, any penalty or other monetary fine may have an adverse impact on its results. As of the date of issuance of these Consolidated Financial Statements, there is uncertainty on the possible imposition of a penalty and its amount.

5.2.5.2 Financial loans

In the month of July, 2021, Transener signed a loan agreement with Banco de la Nación Argentina in the amount of $ 1,000 million, for a term of three years and at a BADLAR rate +8%, with the principal being amortized in monthly consecutive installments using the German system payable from August 2021, and which will be destined to working capital. In this respect, it is worth highlighting that, according to what has been timely requested by the bank, while the loan remains outstanding, Transener’s Board of Directors has committed not to make any proposal to the Shareholders’ Meeting regarding the release of Transener’s reserves for their distribution as dividends to shareholders or, in case there are negative results affecting reserves and while the loan remains outstanding, not to propose the distribution of earnings until reserves have been replenished up to current levels.

5.2.6	Investment in CIESA

Impairment of non-financial assets in TGS

Argentina’s main macroeconomic and business variables have deteriorated since August 2019. This situation worsened in 2020 due to the negative consequences of the COVID pandemic on the Argentine economic situation, which forced the Argentine Government to take a series of measures, even affecting the regulatory framework of the natural gas transportation segment. As a result, TGS has re-estimated the cash flows used in determining the recoverable value (value in use) of the CGUs in the Natural Gas Transportation segment and the Other Services segment. The value in use of property, plant and equipment is sensitive to the significant variation in the assumptions applied, including the determination of future tariffs by the Argentine Government in the natural gas transportation segment.

As of December 31, 2020, the recoverability assessment of the natural gas Transportation business’ CGU has resulted in the recognition of impairment losses for $ 4,700 million (before taxes). As of December 31, 2021, TGS has determined that it is not necessary to record an additional impairment charge or reverse the existing one.

5.3	Corporate reorganizations

The following corporate reorganizations are part of the strategy the Company has been developing since 2017 to attain a simpler and more agile, innovative and flexible organization, allowing it to derive important benefits, a higher operating efficiency, an optimized use of available resources, the streamlining of technical, administrative and financial structures, and the implementation of converging policies, strategies and goals. They also allow the Company to leverage the complementarity among the participating companies, thus reducing costs resulting from the duplication and overlapping of operating and administrative structures.

The following reorganizations were perfected by means of a merger through absorption process, under the terms of tax neutrality pursuant to articles 80 and following of the Income Tax Law, whereby the absorbed companies will be dissolved without liquidation subject to the stipulations of the PMC and the provisions of sections 82 to 87 of Argentine Commercial Companies General Law, the CNV provisions, the BCBA Listing Rules and other provisions, the IGJ provisions and all other applicable legal and regulatory provisions.

In 2020, the Company’s Board of Directors approved the following mergers through absorption between the Company, as absorbing company, and the following companies, as absorbed companies:

(i)	CPB; actual merger date: January 1, 2020.
(ii)	PACOGEN and PHA, establishing April 1, 2020 as the actual merger date, as from which the Company became simultaneously the beneficiary, remainder beneficiary and trustee under the CIESA Trust. Previously, on March 24, 2020, the Trustee transferred to PHA all common shares in book-entry form with a face value of $ 1 each and each granting the right to one vote issued by CIESA and held by the CIESA Trust, which represented 40% of CIESA’s capital stock and voting rights. Until all expenses and taxes associated with the transfer of the Trust Estate have been canceled, the CIESA Trust will remain in effect, with the Trustee maintaining such capacity, and the Company will assume all payment obligations for the applicable taxes and expenses resulting from the transfer of the Trust Estate.
(iii)	PP, Transelec, Pampa FPK, Pampa Holding, Pampa Ventures and Pampa QRP; actual merger date: October 1, 2020.

NOTE 5: (Continuation)

As from the actual merger date, all the rights and obligations, assets and liabilities of the absorbed companies were incorporated into the Company’s equity, without any exchange ratios, as the Company directly and indirectly held 100% of the absorbed companies’ capital stock, with the exception of Pampa Holding, Pampa QRP, Pampa FPK and Pampa Ventures, where the valuation of the underlying asset was taken into consideration to establish the exchange ratio for each company.

These mergers were approved by the respective Extraordinary Shareholders’ Meetings. In the third quarter of 2021 and in January 2022, the CNV granted its administrative consent to the mergers, which were registered with the IGJ.

5.4	Operations in oil and gas consortiums

5.4.1 General considerations

The Company is jointly and severally liable with the other participants for meeting the contractual obligations under these arrangements.

The production areas in Argentina are operated pursuant to concession production agreements with free hydrocarbons availability.

According to Law No.17,319, royalties equivalent to 12% of the wellhead price of crude oil and natural gas are paid in Argentina. The wellhead price is calculated by deducting freight and other sales related expenses from the sale prices obtained from transactions with third parties. This rate may increase from 3% to 4% depending on the producing jurisdiction and market value of the product.

5.4.2 Oil and gas participation details

As of December 31, 2021, the Company and associates are part of the joint operations and consortia for the exploration and production of oil and gas as indicated below:

		Participation			Duration Up To
Name	Location	Direct	Indirect	Operator

Argentine production
Río Neuquén	Río Negro and Neuquén	31.42% and 33.07%	-	YPF	2027/2051
Sierra Chata	Neuquén	45.55%	-	PAMPA	2053
El Mangrullo	Neuquén	100.00%	-	PAMPA	2053
La Tapera - Puesto Quiroga	Chubut	35.67%	-	Tecpetrol	2027
El Tordillo	Chubut	35.67%	-	Tecpetrol	2027
Aguaragüe	Salta	15.00%	-	Tecpetrol	2023/2027
Gobernador Ayala	Mendoza	22.51%	-	Pluspetrol	2036
Anticlinal Campamento (1)	Neuquén	15.00%	-	Oilstone	2026
Estación Fernández Oro (2)	Río Negro	15.00%	-	YPF	2026
Río Limay este (Ex Senillosa) (3)	Neuquén	85.00%	-	PAMPA	2040
Veta Escondida y Rincón de Aranda	Neuquén	55.00%	-	PAMPA	2027
Rincón del Mangrullo	Neuquén	50.00%	-	YPF	2052
Los Blancos (ex Chirete)	Salta	50.00%	-	High Luck Group Limited	2045

Foreign (4)
Oritupano - Leona	Venezuela	-	22.00%	PDVSA	2025
Acema	Venezuela	-	34.49%	PDVSA	2025
La Concepción	Venezuela	-	36.00%	PDVSA	2025
Mata	Venezuela	-	34.49%	PDVSA	2025

Argentine exploration
Parva Negra Este (5)	Neuquén	42.50%	-	PAMPA	2019
Río Atuel (6)	Mendoza	33.33%	-	Petrolera El Trebol	2020
Borde del Limay (3)	Neuquén	85.00%	-	PAMPA	2015
Los Vértices (3)	Neuquén	85.00%	-	PAMPA	2015
Las Tacanas Norte	Neuquén	90.00%	-	PAMPA	2023

(1)	Direct participation in 9 wells.
(2)	Direct participation in 13 wells.
(3)	In the process of being transferred to GyP
(4)	Corresponding to the following stakes (direct and indirect): 22% in Petroritupano S.A., 36% in Petrowayú S.A., 34.49% in Petroven-Bras S.A. and 34.49% in Petrokariña S.A (Venezuelan mixed companies) regulating the exploitation of the Oritupano Leona, La Concepción, Acema and Mata blocks, respectively, and incorporated as a result of the purchase of Petrobras Participaciones S.L.’s capital stock in July 2016, without obtaining the Venezuelan Government’s authorizations regarding the change of indirect control. The Company has expressed to the Venezuelan Government authorities its willingness to negotiate the transfer of its shares to Corporación Venezolana de Petróleo S.A.
(5)	In the process of requesting appraisal.
(6)	On November 26, 2021, Petrolera El Trébol and the Company requested the extension for the third exploration period, to the Mendoza Province, for a period of 1 year, beginning on December 18, 2021.

5.5	Exploratory well costs

The following table provides the year end balances and activity for exploratory well costs, during the years ended December 31, 2021, 2020 and 2019:

	12.31.2021	12.31.2020	12.31.2019

At the beginning of the year	50	33	19
Increases	8	24	30
Transferred to development	(16)	(7)	(11)
Loss of the year	-	-	(5)
At the end of the year	42	50	33

Number of wells at the end of the year	10	12	9